Insurance (Summary of LRC and LIC Balances for Property and Casualty Insurance Contracts) (Details) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023	Oct. 31, 2022
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Incurred Claims Table
Insurance contract liabilities	$ 5,921	$ 5,846
Property And Casualty Insurance Contracts [Member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Incurred Claims Table
Insurance contract liabilities	5,761	5,719	$ 5,642	$ 5,644
Liability for Remaining Coverage Excluding Loss Component [Member] | Property And Casualty Insurance Contracts [Member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Incurred Claims Table
Insurance contract liabilities	585	630	546	623
Loss Component [Member] | Property And Casualty Insurance Contracts [Member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Incurred Claims Table
Insurance contract liabilities	132	129	130	113
Liability for Incurred Claims [Member] | Estimates of Present Value of Future Cash Flows [Member] | Property And Casualty Insurance Contracts [Member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Incurred Claims Table
Insurance contract liabilities	4,820	4,740	4,755	4,700
Liability for Incurred Claims [Member] | Risk Adjustment [Member] | Property And Casualty Insurance Contracts [Member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Incurred Claims Table
Insurance contract liabilities	$ 224	$ 220	$ 211	$ 208